Other Receivables And Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 93,819	$ 39,897
Government institutions	100,141	70,880
Derivative instruments	55,048	14,676
Right to use land and buildings	6,225	6,021
Other	23,995	24,856
Other receivables and prepaid expenses	$ 279,228	$ 156,330